UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2011

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        4101 Cox Road, Suite 110
                Glen Allen, Virginia 23060

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Pamela Simms
Title:    Operations Manager
Phone:    (804) 270-4000

Signature, Place, and Date of Signing:
Pamela Simms        Glen Allen, Virginia     October 25, 2011
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 50

Form 13F Information Table Value Total: $171,337 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


09/30/2011
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Abbott Laboratories
Common
002824100
3,979,203
77,810
x
ALL
75,155

2,655
AFLAC Incorporated
Common
001055102
5,171,027
147,955
x
ALL
143,500

4,455
Altria Group, Inc.
Common
02209S103
397,458
14,825
x
ALL
14,825

0
Analog Devices, Inc.
Common
032654105
4,719,844
151,035
x
ALL
145,335

5,700
Applied Materials, Inc.
Common
038222105
4,240,010
409,465
x
ALL
393,105

16,360
Avon Products, Inc.
Common
054303102
3,995,584
203,856
x
ALL
198,041

5,815
BB&T Corporation
Common
054937107
247,641
11,610
x
ALL
11,610

0
Charles Schwab Corp
Common
808513105
2,378,558
211,052
x
ALL
206,702

4,350
Chevron Corporation
Common
166764100
2,469,746
26,674
x
ALL
24,924

1,750
Dominion Resources, Inc.
Common
25746U109
272,533
5,368
x
ALL
5,368

0
Eaton Vance Corp.
Common
278265103
1,792,735
80,500
x
ALL
77,850

2,650
Exxon Mobil Corporation
Common
30231G102
1,170,142
16,111
x
ALL
14,111

2,000
Gilead Sciences, Inc.
Common
375558103
4,587,518
118,235
x
ALL
112,425

5,810
Google Inc.
Common
38259P508
3,218,485
6,249
x
ALL
6,101

148
Houston Wire & Cable
Common
44244K109
4,576,125
398,270
x
ALL
388,720

9,550
Illinois Tool Works Inc
Common
452308109
1,970,176
47,360
x
ALL
45,935

1,425
Intel Corporation
Common
458140100
4,961,561
232,555
x
ALL
224,705

7,850
Intuitive Surgical, Inc.
Common
46120E602
3,723,306
10,221
x
ALL
9,936

285
Itron, Inc.
Common
465741106
1,791,683
60,735
x
ALL
58,685

2,050
Johnson & Johnson
Common
478160104
835,804
13,123
x
ALL
13,123

0
KEMET Corporation
Common
488360207
238,331
33,333
x
ALL
33,333

0
Linear Technology Corp
Common
535678106
3,129,734
113,191
x
ALL
108,891

4,300
Mastercard Incorporated
Common
57636Q104
4,308,652
13,585
x
ALL
13,300

285
Medtronic, Inc.
Common
585055106
2,879,249
86,620
x
ALL
83,795

2,825










Page Total


67,055,104





















09/30/2011
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Meredith Corporation
Common
589433101
3,725,412
164,550
x
ALL
159,080

5,470
Microsoft Corporation
Common
594918104
6,879,195
276,384
x
ALL
266,759

9,625
Molex Incorporated Cl A
Common
608554200
4,081,162
241,775
x
ALL
234,175

7,600
New York Comnty Bncrp, In
Common
649445103
2,919,368
245,325
x
ALL
237,100

8,225
Newmont Mining Corp
Common
651639106
6,825,354
108,425
x
ALL
103,740

4,685
Noble Corporation
Common
H5833N103
5,777,841
196,860
x
ALL
190,420

6,440
Oracle Corporation
Common
68389X105
5,089,279
177,080
x
ALL
170,830

6,250
Paychex, Inc.
Common
704326107
5,701,744
216,221
x
ALL
206,661

9,560
PepsiCo, Inc.
Common
713448108
3,062,688
49,478
x
ALL
47,528

1,950
Philip Morris Intl
Common
718172109
5,794,369
92,888
x
ALL
90,163

2,725
Portfolio Rcvry Assoctes
Common
73640Q105
2,403,248
38,625
x
ALL
37,230

1,395
Principal Finl Group, Inc
Common
74251V102
4,145,550
182,865
x
ALL
174,305

8,560
Prudential Finl, Inc.
Common
744320102
4,518,476
96,425
x
ALL
92,715

3,710
Qualcomm Inc.
Common
747525103
5,832,925
119,945
x
ALL
115,040

4,905
Rocky Mtn Choc Factory
Common
774678403
977,322
114,844
x
ALL
110,744

4,100
SeaDrill Limited
Common
G7945E105
4,802,939
174,462
x
ALL
169,532

4,930
Sirona Dental Sys, Inc.
Common
82966C103
1,793,519
42,290
x
ALL
40,280

2,010
Sovran Self Storage, Inc.
Common
84610H108
2,090,813
56,250
x
ALL
54,400

1,850
Teva Pharm Inds Ltd
Common
881624209
5,635,108
151,400
x
ALL
146,960

4,440
Tower Group Inc
Common
891777104
1,462,011
63,955
x
ALL
62,755

1,200
Transocean Ltd.
Common
H8817H100
4,777,819
100,080
x
ALL
96,705

3,375
Urban Outfitters, Inc.
Common
917047102
2,572,901
115,325
x
ALL
111,620

3,705
Valley National Bancorp
Common
919794107
2,254,727
212,911
x
ALL
206,241

6,670
Varian Medical Sys Inc.
Common
92220P105
2,611,651
50,070
x
ALL
47,809

2,261










Page Total


95,735,420


























09/30/2011
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Vodafone Group Plc Adr
Common
92857W209
3,862,779
150,537
x
ALL
144,887

5,650
Western Union
Common
959802109
4,683,633
306,320
x
ALL
297,100

9,220










Page Total


8,546,412
















Grand Total


171,336,937



































































